Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

Note 14. Provisions

	January 1,		Reversals	Reversals	December 31,
(in thousands euros)	2025	Additions	used	unused	2025
Long-term provisions	—	—	—	—	—
Short-term provisions	—	3,101	(2,029)	—	1,071
Total Provisions	—	3,101	(2,029)	—	1,071

	January 1,		Reversals	December 31,
(in thousands euros)	2024	Additions	/reclasses	2024
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—

	January 1,		Reversals	December 31,
(in thousands euros)	2023	Additions	/reclasses	2023
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—

In 2025, the Company implemented the Strategic Pipeline Prioritization Plan to focus exclusively on the development of lanifibranor (see Note 1.2 – Significant events of 2025). In connection with the Strategic Pipeline Prioritization Plan, the Company recorded a residual restructuring and restructuring-related provisions of €1.1 million on December 31, 2025, through Other operating income and expenses (see Note 21 – Other operating income and expenses). The remaining provisions primarily consist of severance and other employee costs, as well as consulting fees associated with the Company’s restructuring plan.

The Company estimates the associated cash outflows for restructuring costs are less than one year.